June 11, 2013

VIA EDGAR CORRESPONDENCE

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Thrivent Series Fund, Inc., 1940 Act Registration No. 811-04603

DEF 14A Filing

Ladies and Gentlemen:

For filing is a definitive proxy statement for Thrivent Series Fund, Inc. (the “Registrant”) on Schedule 14A, filed on behalf of its series Thrivent Balanced Portfolio.

If you have any comments, please feel free to contact me at (612) 844-4198.

Thank you,

/s/ Michael W. Kremenak

Michael W. Kremenak